Schedule of Investments (unaudited)	iShares® Core High Dividend ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Lockheed Martin Corp.	423,664	$175,316,400

Air Freight & Logistics — 2.6%
United Parcel Service Inc., Class B	1,709,752	333,213,567

Banks — 3.1%
M&T Bank Corp.	334,584	59,371,931
PNC Financial Services Group Inc. (The)	1,026,442	170,327,786
U.S. Bancorp.	3,317,076	156,565,987
		386,265,704
Beverages — 7.3%
Coca-Cola Co. (The)	7,528,812	483,123,866
PepsiCo Inc.	2,484,040	434,607,639
		917,731,505
Biotechnology — 9.6%
AbbVie Inc.	4,623,227	663,479,307
Amgen Inc.	1,232,215	304,936,246
Gilead Sciences Inc.	4,063,454	242,791,376
		1,211,206,929
Capital Markets — 3.2%
Artisan Partners Asset Management Inc., Class A	360,759	14,343,778
Blackstone Inc., NVS	2,211,010	225,677,791
Carlyle Group Inc. (The)	325,432	12,662,559
Franklin Resources Inc.	873,445	23,976,065
Invesco Ltd.	957,479	16,985,677
Janus Henderson Group PLC	667,866	17,210,907
Moelis & Co., Class A	224,370	10,451,155
T Rowe Price Group Inc.	618,483	76,364,096
		397,672,028
Communications Equipment — 3.6%
Cisco Systems Inc.	9,876,368	448,090,816

Containers & Packaging — 0.6%
Amcor PLC	3,762,331	48,722,186
Packaging Corp. of America	164,927	23,190,386
		71,912,572
Distributors — 0.3%
Genuine Parts Co.	252,928	38,665,103

Diversified Telecommunication Services — 5.4%
Cogent Communications Holdings Inc.	170,372	10,871,437
Verizon Communications Inc.	14,427,171	666,391,029
		677,262,466
Electric Utilities — 5.9%
Alliant Energy Corp.	484,822	29,540,204
American Electric Power Co. Inc.	1,081,725	106,614,816
Duke Energy Corp.	1,898,238	208,673,303
Evergy Inc.	526,581	35,944,419
FirstEnergy Corp.	1,487,578	61,139,456
IDACORP Inc.	97,216	10,860,972
PNM Resources Inc.	175,741	8,483,018
Southern Co. (The)	2,673,059	205,531,506
Xcel Energy Inc.	992,759	72,650,104
		739,437,798
Electronic Equipment, Instruments & Components — 0.1%
National Instruments Corp.	289,817	11,013,046
Security	Shares	Value

Food Products — 1.1%
General Mills Inc.	1,236,112	$92,448,816
Kellogg Co.	595,551	44,023,130
		136,471,946
Gas Utilities — 0.1%
National Fuel Gas Co.	153,304	11,090,011

Hotels, Restaurants & Leisure — 0.3%
Darden Restaurants Inc.	312,374	38,887,439

Household Products — 0.9%
Kimberly-Clark Corp.	826,754	108,957,910
Reynolds Consumer Products Inc.	130,088	3,780,357
		112,738,267
Industrial Conglomerates — 1.8%
3M Co.	1,619,801	232,020,295

Insurance — 0.3%
CNA Financial Corp.	65,519	2,779,316
First American Financial Corp.	260,700	15,120,600
Mercury General Corp.	95,742	4,014,462
Old Republic International Corp.	773,145	17,991,084
		39,905,462
IT Services — 3.2%
International Business Machines Corp.	2,908,519	380,405,200
Western Union Co. (The)	1,451,936	24,711,951
		405,117,151
Leisure Products — 0.2%
Hasbro Inc.	284,794	22,418,984

Machinery — 0.6%
Cummins Inc.	267,650	59,233,622
Snap-on Inc.	95,083	21,303,346
		80,536,968
Metals & Mining — 0.2%
Southern Copper Corp.	464,230	23,118,654

Multi-Utilities — 2.1%
NiSource Inc.	824,191	25,055,406
Public Service Enterprise Group Inc.	1,127,094	74,016,263
Sempra Energy	634,772	105,245,198
WEC Energy Group Inc.	617,088	64,059,905
		268,376,772
Oil, Gas & Consumable Fuels — 19.1%
Chevron Corp.	4,183,326	685,145,132
DTE Midstream LLC	297,726	16,383,862
Exxon Mobil Corp.	9,860,215	955,750,640
Kinder Morgan Inc.	7,542,479	135,689,197
ONEOK Inc.	1,685,176	100,672,414
Pioneer Natural Resources Co.	1,633,823	387,134,360
Williams Companies Inc. (The)	3,812,834	129,979,511
		2,410,755,116
Personal Products — 0.0%
Medifast Inc.	27,747	4,666,768

Pharmaceuticals — 12.8%
Bristol-Myers Squibb Co.	4,277,002	315,557,208
Johnson & Johnson	4,645,051	810,654,300
Merck & Co. Inc.	5,391,805	481,703,859
		1,607,915,367

Schedule of Investments (unaudited) (continued)	iShares® Core High Dividend ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 6.1%
Broadcom Inc.	828,827	$443,820,282
Texas Instruments Inc.	1,777,818	318,033,862
		761,854,144
Textiles, Apparel & Luxury Goods — 0.3%
VF Corp.	898,292	40,135,687

Thrifts & Mortgage Finance — 0.1%
Radian Group Inc.	464,273	10,385,787
TFS Financial Corp.	257,251	3,768,727
		14,154,514
Tobacco — 7.2%
Altria Group Inc.	9,177,852	402,540,589
Philip Morris International Inc.	5,179,321	503,171,035
		905,711,624
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co. Inc., Class A	115,980	9,586,907
Watsco Inc.	79,034	21,651,364
		31,238,271

Total Long-Term Investments — 99.7%
(Cost: $11,957,222,892)		12,554,901,374
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(a)(b)	18,590,000	$18,590,000

Total Short-Term Securities — 0.2%
(Cost: $18,590,000)		18,590,000

Total Investments in Securities — 99.9%
(Cost: $11,975,812,892)		12,573,491,374

Other Assets Less Liabilities — 0.1%		14,458,588

Net Assets — 100.0%		$12,587,949,962

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$14,010,000	$4,580,000	(a)	$—	$—	$—	$18,590,000	18,590,000	$53,126	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Min Consumer Staples Index	168	09/16/22	$12,600	$628,775
E-Mini Dow Jones Industrial Average Index	77	09/16/22	12,637	703,396
E-Mini Energy Select Sector Index	81	09/16/22	6,635	603,679
				$1,935,850

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Core High Dividend ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,554,901,374	$—	$—	$12,554,901,374
Money Market Funds	18,590,000	—	—	18,590,000
	$12,573,491,374	$—	$—	$12,573,491,374
Derivative financial instruments(a)
Assets
Futures Contracts	$1,935,850	$—	$—	$1,935,850

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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